Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	$ (17,189)	$ (14,768)	$ (23,903)
Other comprehensive income (Loss)	(11,109)	(2,421)	9,135
Accumulated other comprehensive income (Loss), Ending balance	(28,298)	(17,189)	(14,768)
Qualifying Cash Flow Hedging Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	17	341	(306)
Other comprehensive income (Loss)	(485)	(324)	647
Accumulated other comprehensive income (Loss), Ending balance	(468)	17	341
Pension Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	(18,919)	(16,253)	(22,941)
Other comprehensive income (Loss)	(10,969)	(2,666)	6,688
Accumulated other comprehensive income (Loss), Ending balance	(29,888)	(18,919)	(16,253)
Unrealized (Loss) Gain on Available for Sale Marketable Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	(171)		(656)
Other comprehensive income (Loss)	171	(171)	656
Accumulated other comprehensive income (Loss), Ending balance		(171)
Foreign Exchange Loss on Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	1,884	1,144
Other comprehensive income (Loss)	174	740	1,144
Accumulated other comprehensive income (Loss), Ending balance	$ 2,058	$ 1,884	$ 1,144